Segment Reporting - Additional Information (Detail) - Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Number of Reportable Segments	1	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	uses information that is presented in the condensed consolidated financial statements to evaluate the performance of the single segment, including net income as the measure of profit or loss.
Number of operating segments	1	1